Share Capital and Reserves (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share Capital and Reserves (Tables) [Line Items]
Schedule of Share Purchase Warrants Outstanding	A continuity schedule of outstanding stock options is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08
Granted	25,000	14.40
Exercised	—	—
Forfeited	(9,853)	407.59
Balance – September 30, 2023	29,384	163.38
A continuity schedule of outstanding stock options is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2020	5,641	888.00
Granted	4,001	1,168.80
Exercised	(492)	796.80
Forfeited	(1,059)	813.60
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08

Schedule of Assumptions Fair Value of the Warrants	The Company used the following assumptions in calculating the fair value of stock options for the period ended:
	September 30, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%
The Company used the following assumptions in calculating the fair value of stock options for the period ended:
	December 31, 2022	December 31, 2021
Risk-free interest rate	2.14% – 4.03%	0.04% – 0.47%
Expected life of options	5.0 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	96.90% – 112.40%	102% – 128%

Schedule of Share Purchase Warrants Outstanding	At September 30, 2023, the Company had incentive stock options outstanding as follows:
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
April 2, 2024	430	604.80	0.50
June 27, 2024	26	614.40	0.75
September 27, 2024	964	1,087.20	1.00
October 22, 2024	52	967.20	1.08
July 24, 2025	555	715.20	1.83
July 31, 2025	548	715.20	1.83
August 10, 2025	52	715.20	1.92
June 1, 2026	237	1,689.60	2.67
June 29, 2026	44	1,356.00	2.75
August 19, 2026	1,499	1,008.00	2.92
May 10, 2027	14	189.60	3.67
August 17, 2027	3,217	96.00	3.92
September 20, 2027	140	55.20	4.00
February 13, 2028	21,606	14.40	4.50
	29,384	163.38	4.05
At December 31, 2022, the Company had incentive stock options outstanding as follows:
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
June 6, 2023	59	1,368.00	0.93
September 4, 2023	53	712.80	1.18
April 2, 2024	446	604.80	1.76
June 27, 2024	26	614.40	1.99
September 27, 2024	1,250	1,087.20	2.24
October 22, 2024	52	967.20	2.31
July 24, 2025	1,009	715.20	3.07
July 31, 2025	693	715.20	3.07
August 10, 2025	52	715.20	3.11
November 19, 2025	64	1,101.60	2.39
June 1, 2026	237	1,689.60	3.97
June 29, 2026	1,373	1,356.00	3.97
August 19, 2026	2,391	1,008.00	3.20
March 18, 2027	94	316.80	4.00
May 10, 2027	50	189.60	4.00
August 17, 2027	6,249	96.00	4.80
September 20, 2027	140	55.20	4.80
	14,238	594.08	3.82

Warrant [Member]
Share Capital and Reserves (Tables) [Line Items]
Schedule of Share Purchase Warrants Outstanding	A continuity schedule of outstanding share purchase warrants is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022	329,908	91.84
Exercised	(252,625)	17.60
Expired	—	—
Issued	10,938	14.40
Balance – September 30, 2023(1)	88,221	295.05

(1)      Unit A warrant balance is 7,030 as of September 30, 2023.

A continuity schedule of outstanding share purchase warrants is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)

Balance – December 31, 2020	11,219	866.40
Exercised	(4,536)	1,010.40
Expired	(2,052)	1,010.40
Issued	14,061	1,800.00
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022(1)	329,908	91.84

(1)      Unit A warrant balance is 7,030 as of December 31, 2022.

Schedule of Assumptions Fair Value of the Warrants	The Company used the following assumptions in calculating the fair value of the warrants for the period ended:
September 30, 2023
Risk-free interest rate	4.13% – 4.49%
Expected life of warrants	2.58 – 4.67 years
Expected dividend yield	Nil
Volatility	132.78%
Weighted average fair value per warrant	$3.36
The Company used the following assumptions in calculating the fair value of the warrants for the period ended:
	December 31, 2022	December 31, 2021
Risk-free interest rate	3.99% – 4.22%	0.25%
Expected life of warrants	3.06 – 5.05 years	0.7 – 1.76 years
Expected dividend yield	Nil	Nil
Volatility	119% – 124.9%	75%
Weighted average fair value per warrant	$4.16	$54.08

Schedule of Share Purchase Warrants Outstanding	At September 30, 2023, the Company had share purchase warrants outstanding as follows:
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	2.33
February 28, 2027	20,690	460.80	3.42
December 6, 2027	13,781	20.00	4.17
December 9, 2027	9,876	17.60	4.17
January 18, 2028	25,906	124.80	4.33
February 2, 2028	10.938	14.40	4.42
	88,221	295.05	3.92

(1)      Unit A warrant balance is 7,030 as of September 30, 2023.

At December 31, 2022, the Company had share purchase warrants outstanding as follows:
Expiry Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	3.06
February 28, 2027	20,690	460.80	4.16
December 6, 2027	13,781	20.00	4.93
December 9, 2027	262,501	17.60	4.94
January 18, 2028	25,906	124.80	5.05
	329,908	91.84	4.45

(1)      Unit A warrant balance is 7,030 as of December 31, 2022.